Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2024	Dec. 16, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO#1(b)(1) (1)	Summary Compensation Table Total for PEO#2(b)(2) (2)	Compensation Actually Paid to PEO#1(c)(1) (3)	Compensation Actually Paid to PEO#2(c)(2) (4)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)(10)	Total Shareholder Return (f)(11)	Peer Group Total Shareholder Return(g) (12)	Net Income (in millions)(h) (13)	Revenue Metric Used for Annual Incentive Program (in millions) (i) (14)
2024(5)	n/a	$21,243,485	n/a	$33,854,155	$7,134,815	$10,873,143	$64.14	$126.45	$1,450	$10,101
2023(6)	n/a	$19,433,742	n/a	$14,340,414	$6,589,111	$5,523,077	$46.83	$118.52	$(6,655)	$14,581
2022(7)	$45,321,374	$15,830,864	$19,650,428	$3,210,304	$8,545,905	$2,582,104	$51.00	$100.28	$(16,752)	$14,817
2021(8)	$25,023,771	n/a	$(110,502)	n/a	$10,257,289	$2,697,249	$80.26	$120.19	$417	$13,843
2020(9)	$17,905,009	n/a	$16,684,741	n/a	$16,506,772	$14,866,207	$102.76	$124.60	$158	$12,591

Company Selected Measure Name	revenue metric
Named Executive Officers, Footnote	Gary A. Norcross departed the Company as CEO effective December 16, 2022.Reflects compensation amounts reported in the 2024, 2023 and 2022 Summary Compensation Table for Ms. Ferris, our current CEO effective
December 16, 2022.
2024 reflects the average compensation information for Mses. Tsai and Williams, Messrs. Kehoe and Bhathena.
(6)2023 reflects the average compensation information for Mses. Tsai and Williams, Messrs. Gileadi, Hoag and Kehoe.
(7)2022 reflects the average compensation information for Mses. Tsai and Williams, Messrs. Gileadi, Hoag and Woodall.
(8)2021 reflects the average compensation information for Ms. Ferris, Messrs. Boyd, Lowthers, Ramji and Woodall.
(9)2020 reflects the average compensation information for Ms. Ferris, Messrs. Boyd, Heimbouch, Lowthers, Ramji, and Woodall.

Adjustment To PEO Compensation, Footnote	“Compensation Actually Paid” to Mr. Norcross in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b)(1) of the table above, adjusted as set forth in the table below as determined in accordance with the applicable SEC rules.
“Compensation Actually Paid” to Ms. Ferris in each of 2024, 2023 and 2022 reflects the respective amounts set forth in column (b)(2) of the table above, adjusted as set forth in the table below as determined in accordance with the applicable SEC rules.

Year	2020	2021	2022	2022	2023	2024
PEO	Gary A. Norcross	Gary A. Norcross	Gary A. Norcross	Stephanie L. Ferris	Stephanie L. Ferris	Stephanie L. Ferris
Summary Compensation Table (SCT) Total ($)	17,905,009	25,023,771	45,321,374	15,830,864	19,433,742	21,243,485
Deduct: Amounts Reported under the “Stock Awards” Column in the SCT ($)	(12,385,502)	(14,339,482)	(30,599,876)	(12,922,017)	(9,005,347)	(17,571,281)
Deduct: Amounts Reported under the “Option Awards” Column in the SCT ($)	(3,749,992)	(4,250,002)	–	(1,999,990)	(6,479,998)	–
Increase: Fair Value of Awards Granted during the year that remain Outstanding and Unvested as of year-end ($)	19,776,819	13,333,489	–	7,191,400	14,036,961	21,316,738
Increase: Fair Value of Awards Granted during the year that Vested during the year ($)	–	–	14,537,377	–	–	–
Increase/deduct: Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of year-end ($)(a)	1,083,491	(13,943,099)	–	(3,327,604)	(2,282,258)	7,224,427
Increase/deduct: Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year ($)	(5,609,821)	439,855	(9,231,661)	–	(55,507)	1,640,786
Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year ($)	(335,263)	(6,375,034)	(376,786)	(1,562,349)	(1,307,179)	–
Compensation Actually Paid ($)	16,684,741	(110,502)	19,650,428	3,210,304	14,340,414	33,854,155
(a)The values for 2023 and 2022 have been updated from those presented in last year’s proxy statement to adjust for how the change in fair value of awards is calculated to conform with SEC rules.
Categories with no values are excluded from the table above, which include: deduction for change in the actuarial present values, increase for service cost for pension plans, increase for prior service cost for pension plans, increase based upon incremental fair value of awards modified during year, and increase based on dividends or other earnings paid during year prior to the vesting date of an award. The fair value of the stock options was determined using the Black-Scholes option pricing model. Adjustments have been made using stock option fair values as of each measurement date using the stock price, term, volatility, dividend yield, and risk-free rate as of the measurement date. The fair value of performance stock units with market condition was determined using the Monte Carlo model. The fair value of the performance stock units without market condition was determined using the stock price at each measurement date and is based on (i) actual achievement of performance conditions for performance period completed or (ii) probable outcome of performance conditions as of each measurement date for performance periods not completed. For the fair value of time-vested restricted stock units, grant date fair values are based on stock price as of each measurement date. The fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments
	in our financial statements.
Non-PEO NEO Average Total Compensation Amount	$ 7,134,815	$ 6,589,111	$ 8,545,905	$ 10,257,289	$ 16,506,772
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,873,143	5,523,077	2,582,104	2,697,249	14,866,207
Adjustment to Non-PEO NEO Compensation Footnote	“Average Compensation Actually Paid” to the Non-PEO NEOs listed above in each of 2024, 2023, 2022, 2021 and 2020 reflects the average amount set forth in column (d) of the table above, adjusted as set forth in the table below as determined in accordance with the applicable SEC rules.

Year Non-PEO NEO	2020 Average	2021 Average	2022 Average	2023 Average	2024 Average
	(9)	(8)	(7)	(6)	(5)
SCT Total ($)	16,506,772	10,257,289	8,545,905	6,589,111	7,134,815
Deduct: Amounts Reported under the “Stock Awards” Column in SCT Total ($)	(3,801,637)	(3,948,192)	(5,423,849)	(3,534,107)	(4,768,787)
Deduct: Amounts Reported under the “Option Awards” Column in SCT Total ($)	(917,720)	(1,138,876)	(829,998)	(936,002)	–
Increase: Fair Value of Awards Granted during the year that remain Outstanding and Unvested as of year-end ($)	4,504,649	3,761,408	2,868,422	4,422,045	5,908,305
Increase: Fair Value of Awards Granted during the year that Vested during year ($)	991,118	–	126,369	–	–
Increase/deduct: Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of year-end ($)(a)	149,092	(3,579,308)	(1,113,287)	(584,867)	1,881,119
Increase/deduct: Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year ($)	364,656	(15,284)	(598,284)	(82,400)	717,691
Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year ($)	(2,930,723)	(2,639,788)	(993,174)	(350,703)	–
Compensation Actually Paid ($)	14,866,207	2,697,249	2,582,104	5,523,077	10,873,143
(a)The values for 2023 and 2022 have been updated from those presented in last year’s proxy statement to adjust for how the change in fair value of awards is calculated to conform with SEC rules.
Categories with no values are excluded from the table above, which include: deduction for change in the actuarial present values, increase for service cost for pension plans, increase based upon incremental fair value of awards modified during year, and increase based on dividends or other earnings paid during year prior to the vesting date of an award. The fair value of the stock options was determined using the Black-Scholes option pricing model. Adjustments have been made using stock option fair values as of each measurement date using the stock price, term, volatility, dividend yield, and risk-free rate as of the measurement date. The fair value of performance stock units with market condition was determined using the Monte Carlo model. The fair value of the performance stock units without market condition was determined using stock price at each measurement date and is based on (i) actual achievement of performance conditions for performance period completed or (ii)
probable outcome of performance conditions as of each measurement date for performance periods not completed. For the fair value of time-
vested restricted stock units, grant date fair values are based on stock price as of each measurement date. The fair value calculation used herein
	is consistent with the fair value methodology used to account for share-based payments in our financial statements.
Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VS. FIS AND PEER GROUP TSR

PEO #1	PEO #2	Avg. NEO	FIS TSR	Peer TSR

Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VS. FIS NET INCOME

PEO #1	PEO #2	Avg. NEO	Net Income

Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VS. FIS REVENUE METRIC USED FOR ANNUAL INCENTIVE PROGRAM

PEO #1	PEO #2	Avg. NEO	FIS Revenue Metric used for Annual Incentive Program

Total Shareholder Return Vs Peer Group	COMPENSATION ACTUALLY PAID VS. FIS AND PEER GROUP TSR

PEO #1	PEO #2	Avg. NEO	FIS TSR	Peer TSR

Tabular List, Table	Performance Measures Used to Link Company Performance and Compensation Actually
Paid to the NEOs
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the named executive officers for 2024.
•Revenue metric used for annual cash incentive program
•EBITDA metric used for annual cash incentive program
•Annual Adjusted Revenue Growth
•Annual Adjusted EPS Growth
•Future Forward cash savings as calculated for 2024 annual cash incentive program
•Relative total shareholder return

Total Shareholder Return Amount	$ 64.14	46.83	51.00	80.26	102.76
Peer Group Total Shareholder Return Amount	126.45	118.52	100.28	120.19	124.60
Net Income (Loss)	$ 1,450	$ (6,655)	$ (16,752)	$ 417	$ 158
Company Selected Measure Amount	10,101	14,581	14,817	13,843	12,591
PEO Name						Ms. Ferris	Gary A. Norcross
Additional 402(v) Disclosure	For the relevant fiscal year, represents the cumulative TSR of FIS including reinvestment of dividends for the measurement periods beginning on
December 31, 2019 and ending on December 31 of each year 2024, 2023, 2022, 2021 and 2020, respectively, assuming the value of the investment in our common stock was $100.
(12)For the relevant fiscal year, represents the cumulative TSR of the S&P Supercap Data Processing & Outsourced Services Index (the same industry index we use for purposes of the comparative total shareholder return graph in our Annual Report on Form 10-K for the year ended December 31,
2024) including reinvestment of dividends.
(13)Reflects “Net Income” in the Company's Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020. Net Income for the years ended December 31, 2023 and 2022 have been revised to correct immaterial misstatements identified during 2024. A summary of revisions to the previously reported financial statements is included in Note 24 to our consolidated financial statements for the fiscal year ended December 31, 2024, included in our Annual Report on the Form 10-K filed with the
SEC on February 13, 2025.

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Company-selected Measure is the revenue metric used for the 2024 annual incentive program, which is based on GAAP revenue adjusted for the impact of foreign currency exchange rates. For years prior to 2024, the revenue metric is based on GAAP revenue as well as revenue from discontinued operations, adjusted for the impact of foreign currency exchange rates. This metric is an important measure of the growth of the
Company, our ability to satisfy our customers and to gain new customers, and the effectiveness of our products and solutions. Revenue metric for
2023 and 2022 have been revised to correct immaterial misstatements identified during 2024. A summary of revisions to the previously reported financial statements is included in Note 24 to our consolidated financial statements for the fiscal year ended December 31, 2024, included in our
Annual Report on the Form 10-K filed with the SEC on February 13, 2025.

Ms. Ferris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 21,243,485	$ 19,433,742	$ 15,830,864
PEO Actually Paid Compensation Amount	33,854,155	14,340,414	3,210,304
Gary A. Norcross [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			45,321,374	$ 25,023,771	$ 17,905,009
PEO Actually Paid Compensation Amount			19,650,428	(110,502)	16,684,741
Stephaine L. Ferris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	21,243,485	19,433,742	15,830,864
PEO Actually Paid Compensation Amount	33,854,155	14,340,414	3,210,304
PEO | Gary A. Norcross [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	13,333,489	19,776,819
PEO | Gary A. Norcross [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(13,943,099)	1,083,491
PEO | Gary A. Norcross [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,537,377	0	0
PEO | Gary A. Norcross [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,231,661)	439,855	(5,609,821)
PEO | Gary A. Norcross [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(376,786)	(6,375,034)	(335,263)
PEO | Gary A. Norcross [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(30,599,876)	(14,339,482)	(12,385,502)
PEO | Gary A. Norcross [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(4,250,002)	(3,749,992)
PEO | Stephaine L. Ferris [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,316,738	14,036,961	7,191,400
PEO | Stephaine L. Ferris [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,224,427	(2,282,258)	(3,327,604)
PEO | Stephaine L. Ferris [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Stephaine L. Ferris [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,640,786	(55,507)	0
PEO | Stephaine L. Ferris [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,307,179)	(1,562,349)
PEO | Stephaine L. Ferris [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,571,281)	(9,005,347)	(12,922,017)
PEO | Stephaine L. Ferris [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(6,479,998)	(1,999,990)
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Annual Adjusted Revenue Growth
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Annual Adjusted EPS Growth
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Future Forward cash savings
Non-PEO NEO | Measure:: 6
Pay vs Performance Disclosure
Name	Relative total shareholder return
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,908,305	4,422,045	2,868,422	3,761,408	4,504,649
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,881,119	(584,867)	(1,113,287)	(3,579,308)	149,092
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	126,369	0	991,118
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	717,691	(82,400)	(598,284)	(15,284)	364,656
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(350,703)	(993,174)	(2,639,788)	(2,930,723)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,768,787)	(3,534,107)	(5,423,849)	(3,948,192)	(3,801,637)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (936,002)	$ (829,998)	$ (1,138,876)	$ (917,720)